Annual Total Returns - Strategic Advisers® Tax-Sensitive Short Duration Fund [BarChart] - 05.31 Strategic Advisers Tax-Sensitive Short Duration Fund PRO-08 - Strategic Advisers® Tax-Sensitive Short Duration Fund
Jul. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Dec. 28, 2017
Strategic Advisers Tax-Sensitive Short Duration Fund-Default
Bar Chart Table:
Annual Return 2018	1.50%
Annual Return 2019	2.10%
Annual Return 2020	1.31%